Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31